Trade Receivables (Details) - Schedule of Other Receivables - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Receivables [Abstract]
Government authorities		$ 1,956	$ 2,495
Prepaid expenses		1,777	1,895
Others	[1]	7,557	2,910
Total		11,290	7,300
Presented under current assets		11,290	6,491
Presented under non-current assets			$ 809

[1]	Including $6,353 in receivables for reimbursement of damaged inventory (see note 6).